BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Bonds Payable [Abstract]
Schedule of weighted average assumptions of bonds payable
2020		2019
Share price at date of grant	—		$0.09
Exercise price	—		$0.09
Expected life	—		2 years
Expected volatility	—		76.65%
Risk free interest rate	—		1.68%
Expected dividend yield	—		0%
Expected forfeiture rate	—		0%